Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

15008702

Received SEC

FEB 23 2016

Washington, DC 20549

CERTNYS
001-37698

February 23, 2016

REVISED

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Global Medium-Term Notes, Series A, Fixed Rate Step-Up Senior Notes Due 2026 of MORGAN STANLEY FINANCE LLC guaranteed by MORGAN STANLEY under the Exchange Act of 1934.

Sincerely,